UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2017 (Unaudited)

Deutsche Global Income Builder Fund

		Shares	Value ($)
Common Stocks 58.4%
Consumer Discretionary 7.2%
Auto Components 0.3%
Bridgestone Corp.		27,000	1,140,542
Nokian Renkaat Oyj		23,000	938,801
			2,079,343
Automobiles 1.1%
Bayerische Motoren Werke (BMW) AG		11,688	1,075,216
Daimler AG (Registered)		15,779	1,107,489
Ford Motor Co.		120,200	1,348,644
General Motors Co.		36,275	1,305,174
Honda Motor Co., Ltd.		40,300	1,136,128
Nissan Motor Co., Ltd.		95,400	948,419
Subaru Corp.		31,800	1,152,063
Toyota Motor Corp.		21,000	1,187,482
			9,260,615
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.		19,700	1,315,566
Compass Group PLC		55,075	1,175,009
Darden Restaurants, Inc.		13,552	1,136,742
Las Vegas Sands Corp.		21,300	1,312,293
McDonald's Corp.		9,400	1,458,316
Royal Caribbean Cruises Ltd.		11,100	1,255,077
Starbucks Corp.		19,943	1,076,523
TUI AG		74,676	1,173,463
Yum! Brands, Inc.		16,500	1,245,420
			11,148,409
Household Durables 0.9%
Berkeley Group Holdings PLC		29,172	1,345,595
Garmin Ltd.		24,215	1,215,351
Leggett & Platt, Inc.		21,800	1,050,324
Persimmon PLC		42,607	1,407,641
Sekisui House Ltd.		69,500	1,205,036
Taylor Wimpey PLC		609,300	1,530,646
			7,754,593
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc.*		1,236	1,220,896
Leisure Products 0.1%
Mattel, Inc.		61,000	1,221,220
Media 1.8%
Charter Communications, Inc. "A"*		3,742	1,466,527
Comcast Corp. "A"		40,304	1,630,297
Grupo Televisa SAB (ADR)		69,800	1,858,076
Interpublic Group of Companies, Inc.		49,800	1,076,178
ITV PLC		454,978	1,038,516
Omnicom Group, Inc.		13,900	1,094,486
SES SA		48,973	1,152,238
Shaw Communications, Inc. "B"		55,500	1,235,757
Time Warner, Inc.		14,100	1,444,122
Twenty-First Century Fox, Inc. "B"		41,500	1,190,635
Walt Disney Co.		13,300	1,462,069
			14,648,901
Multiline Retail 0.3%
Marks & Spencer Group PLC		246,300	1,047,048
Target Corp.		19,180	1,086,931
			2,133,979
Specialty Retail 0.6%
Hennes & Mauritz AB "B"		46,135	1,202,831
Home Depot, Inc.		7,557	1,130,527
Lowe's Companies, Inc.		14,200	1,099,080
TJX Companies, Inc.		19,800	1,392,138
			4,824,576
Textiles, Apparel & Luxury Goods 0.7%
Cie Financiere Richemont SA (Registered)		17,400	1,478,267
Coach, Inc.		27,511	1,296,868
NIKE, Inc. "B"		18,400	1,086,520
VF Corp.		24,700	1,536,093
			5,397,748
Consumer Staples 3.5%
Beverages 0.4%
Anheuser-Busch InBev SA		9,424	1,135,695
Coca-Cola Co.		21,700	994,728
PepsiCo, Inc.		13,800	1,609,218
			3,739,641
Food & Staples Retailing 0.9%
Costco Wholesale Corp.		9,100	1,442,441
CVS Health Corp.		14,800	1,182,964
Sysco Corp.		20,226	1,064,292
Wal-Mart Stores, Inc.		16,574	1,325,754
Walgreens Boots Alliance, Inc.		13,002	1,048,871
Wesfarmers Ltd.		34,540	1,125,452
			7,189,774
Food Products 1.0%
General Mills, Inc.		20,700	1,152,162
Kellogg Co.		16,400	1,115,200
Kraft Heinz Co.		12,578	1,100,072
Mondelez International, Inc. "A"		22,400	986,048
Nestle SA (Registered)		14,550	1,229,366
The Hershey Co.		11,065	1,165,255
Yamazaki Baking Co., Ltd.		62,100	1,247,126
			7,995,229
Household Products 0.4%
Colgate-Palmolive Co.		16,542	1,194,332
Kimberly-Clark Corp.		9,400	1,157,704
Procter & Gamble Co.		14,000	1,271,480
			3,623,516
Tobacco 0.8%
Altria Group, Inc.		18,800	1,221,436
British American Tobacco PLC		16,246	1,010,338
British American Tobacco PLC (ADR)		10,162	635,315
Imperial Brands PLC		23,432	964,585
Japan Tobacco, Inc.		34,300	1,192,854
Philip Morris International, Inc.		11,438	1,334,929
			6,359,457
Energy 3.6%
Energy Equipment & Services 0.1%
Schlumberger Ltd.		16,363	1,122,502
Oil, Gas & Consumable Fuels 3.5%
BP PLC		201,743	1,186,630
China Petroleum & Chemical Corp. (ADR)		16,000	1,219,040
CNOOC Ltd. (ADR)		10,200	1,146,990
Enbridge, Inc.		28,411	1,177,686
Eni SpA		93,000	1,471,949
HollyFrontier Corp.		41,516	1,197,322
JXTG Holdings, Inc.		252,800	1,124,065
Kinder Morgan, Inc.		57,500	1,174,725
LUKOIL PJSC (ADR)		20,100	947,514
Marathon Petroleum Corp.		23,600	1,321,364
Neste Oyj		27,641	1,198,586
Occidental Petroleum Corp.		19,237	1,191,347
Pembina Pipeline Corp.		36,200	1,233,718
PetroChina Co., Ltd. (ADR) (a)		16,248	1,049,783
Phillips 66		15,100	1,264,625
Royal Dutch Shell PLC "A"		58,900	1,657,612
Royal Dutch Shell PLC "B"		50,092	1,422,287
Snam SpA		239,310	1,132,048
Statoil ASA		81,000	1,518,457
Suncor Energy, Inc.		36,166	1,179,764
TOTAL SA		26,200	1,332,429
TransCanada Corp.		25,000	1,277,321
Valero Energy Corp.		18,662	1,287,118
			28,712,380
Financials 10.3%
Banks 6.3%
Australia & New Zealand Banking Group Ltd.		52,200	1,237,349
Banco Bilbao Vizcaya Argentaria SA		132,947	1,204,135
Banco Bradesco SA (ADR)		116,300	1,118,806
Bank of America Corp.		54,296	1,309,620
Bank of Montreal (a)		16,700	1,266,615
Bank of Nova Scotia		21,000	1,308,258
BB&T Corp.		27,700	1,310,764
BNP Paribas SA		15,396	1,195,065
Canadian Imperial Bank of Commerce		14,500	1,258,624
Citigroup, Inc.		19,740	1,351,203
Commonwealth Bank of Australia		18,300	1,225,807
Danske Bank AS		31,300	1,267,993
DBS Group Holdings Ltd.		80,900	1,290,675
Hang Seng Bank Ltd.		56,400	1,227,531
HSBC Holdings PLC		137,403	1,372,362
ING Groep NV		68,700	1,286,188
Intesa Sanpaolo SpA		332,100	1,144,824
Intesa Sanpaolo SpA (RSP)		336,031	1,074,043
Itau Unibanco Holding SA (ADR)		95,400	1,136,214
Japan Post Bank Co., Ltd.		93,000	1,196,190
JPMorgan Chase & Co.		10,700	982,260
KBC Group NV		12,600	1,044,112
Lloyds Banking Group PLC		1,303,700	1,128,043
M&T Bank Corp.		7,600	1,239,940
Mitsubishi UFJ Financial Group, Inc.		186,000	1,181,006
Mizuho Financial Group, Inc.		646,600	1,151,909
National Australia Bank Ltd.		47,500	1,138,100
Nordea Bank AB		90,400	1,140,945
Oversea-Chinese Banking Corp., Ltd.		151,300	1,268,323
People's United Financial, Inc.		68,800	1,199,872
PNC Financial Services Group, Inc.		9,600	1,236,480
Royal Bank of Canada		16,900	1,260,773
Skandinaviska Enskilda Banken AB "A"		94,503	1,197,411
Societe Generale SA		21,600	1,268,276
Sumitomo Mitsui Financial Group, Inc.		32,000	1,217,652
SunTrust Banks, Inc.		21,000	1,203,090
Svenska Handelsbanken AB "A"		80,425	1,197,340
Swedbank AB "A"		48,818	1,274,596
Toronto-Dominion Bank		25,300	1,304,216
U.S. Bancorp.		23,500	1,240,330
United Overseas Bank Ltd.		67,300	1,191,401
Wells Fargo & Co.		25,300	1,364,682
Westpac Banking Corp.		43,717	1,112,860
			52,325,883
Capital Markets 0.3%
CME Group, Inc.		10,700	1,312,034
UBS Group AG (Registered)*		69,000	1,200,248
			2,512,282
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc. "B"*		7,300	1,277,281
Insurance 3.4%
Aflac, Inc.		15,641	1,247,370
Ageas		27,900	1,257,212
Allianz SE (Registered)		6,200	1,321,121
Allstate Corp.		13,437	1,222,767
American International Group, Inc.		18,700	1,223,915
AXA SA		43,300	1,279,414
Baloise Holding AG (Registered)		7,998	1,285,371
Chubb Ltd.		8,600	1,259,556
Direct Line Insurance Group PLC		245,084	1,211,321
Japan Post Holdings Co., Ltd.		89,000	1,122,944
Legal & General Group PLC		368,900	1,306,375
Marsh & McLennan Companies, Inc.		12,500	974,625
MetLife, Inc.		22,035	1,211,925
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		6,000	1,289,159
Power Financial Corp.		46,100	1,249,054
Progressive Corp.		28,900	1,362,057
Prudential Financial, Inc.		11,200	1,268,176
Sampo Oyj "A"		23,700	1,297,032
Swiss Life Holding AG (Registered)*		3,700	1,350,742
Swiss Re AG		19,700	1,899,814
The Travelers Companies, Inc.		10,100	1,293,709
Zurich Insurance Group AG		3,300	1,006,091
			27,939,750
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp., Inc.		91,200	1,197,456
Health Care 6.2%
Biotechnology 1.2%
AbbVie, Inc.		27,883	1,949,301
Amgen, Inc.		8,600	1,500,786
Biogen, Inc.*		4,700	1,361,073
Celgene Corp.*		9,900	1,340,559
CSL Ltd.		9,300	937,440
Gilead Sciences, Inc.		27,300	2,077,257
Shire PLC		20,561	1,155,932
			10,322,348
Health Care Equipment & Supplies 0.9%
Abbott Laboratories		25,900	1,273,762
Baxter International, Inc.		21,215	1,283,083
Becton, Dickinson & Co.		6,338	1,276,473
Danaher Corp.		11,400	928,986
Medtronic PLC		14,276	1,198,756
Stryker Corp.		8,450	1,242,995
			7,204,055
Health Care Providers & Services 0.5%
Aetna, Inc.		8,139	1,255,929
Anthem, Inc.		6,388	1,189,510
UnitedHealth Group, Inc.		7,000	1,342,670
			3,788,109
Life Sciences Tools & Services 0.3%
Lonza Group AG (Registered)*		6,085	1,447,386
Thermo Fisher Scientific, Inc.		7,000	1,228,710
			2,676,096
Pharmaceuticals 3.3%
Allergan PLC		4,900	1,236,417
Astellas Pharma, Inc.		92,700	1,183,923
AstraZeneca PLC		19,388	1,168,775
Bayer AG (Registered)		9,300	1,179,651
Bristol-Myers Squibb Co.		22,300	1,268,870
Daiichi Sankyo Co., Ltd.		50,000	1,092,113
Eli Lilly & Co.		14,500	1,198,570
GlaxoSmithKline PLC		66,900	1,336,817
Johnson & Johnson		17,700	2,349,144
Merck & Co., Inc.		26,500	1,692,820
Mitsubishi Tanabe Pharma Corp.		52,000	1,240,038
Novartis AG (Registered)		21,400	1,823,631
Novo Nordisk AS ''B"		28,400	1,211,992
Orion Oyj "B"		19,167	969,540
Otsuka Holdings Co., Ltd.		25,200	1,110,907
Pfizer, Inc.		70,000	2,321,200
Roche Holding AG (Genusschein)		6,038	1,529,248
Sanofi		12,006	1,147,250
Takeda Pharmaceutical Co., Ltd.		24,500	1,296,059
Zoetis, Inc.		15,300	956,556
			27,313,521
Industrials 6.3%
Aerospace & Defense 1.0%
BAE Systems PLC		140,079	1,111,694
Boeing Co.		4,800	1,163,808
General Dynamics Corp.		6,200	1,217,246
Lockheed Martin Corp.		4,571	1,335,326
Northrop Grumman Corp.		4,900	1,289,337
Raytheon Co.		7,300	1,253,921
United Technologies Corp.		9,738	1,154,635
			8,525,967
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"		10,900	1,202,161
Building Products 0.1%
Johnson Controls International PLC		27,700	1,078,915
Commercial Services & Supplies 0.5%
Republic Services, Inc.		19,600	1,258,712
Waste Connections, Inc.		18,750	1,218,618
Waste Management, Inc.		18,400	1,382,760
			3,860,090
Construction & Engineering 0.5%
Kajima Corp.		111,000	968,588
Obayashi Corp.		115,400	1,390,097
Taisei Corp.		149,000	1,427,221
			3,785,906
Electrical Equipment 0.4%
ABB Ltd. (Registered)		50,672	1,189,570
Eaton Corp. PLC		15,100	1,181,575
Emerson Electric Co.		20,500	1,222,005
			3,593,150
Industrial Conglomerates 0.7%
3M Co.		8,057	1,620,827
General Electric Co.		50,400	1,290,744
Honeywell International, Inc.		10,900	1,483,708
Siemens AG (Registered)		8,400	1,141,065
			5,536,344
Machinery 1.4%
Caterpillar, Inc.		12,100	1,378,795
Cummins, Inc.		7,500	1,259,250
Deere & Co.		10,502	1,347,196
Fortive Corp.		18,800	1,217,112
Illinois Tool Works, Inc.		8,500	1,196,035
Ingersoll-Rand PLC		13,700	1,203,956
Kone Oyj "B"		25,800	1,344,156
Stanley Black & Decker, Inc.		8,500	1,195,865
Wartsila Oyj		15,410	1,024,309
			11,166,674
Marine 0.2%
Kuehne + Nagel International AG (Registered)		7,600	1,323,585
Professional Services 0.4%
Adecco Group AG (Registered)		15,900	1,213,527
Nielsen Holdings PLC		28,500	1,225,785
SGS SA (Registered)		538	1,189,559
			3,628,871
Road & Rail 0.1%
Union Pacific Corp.		10,700	1,101,672
Trading Companies & Distributors 0.8%
Fastenal Co.		26,500	1,138,440
ITOCHU Corp.		66,000	1,035,993
Marubeni Corp.		190,500	1,263,664
Mitsubishi Corp.		43,100	936,905
Mitsui & Co., Ltd.		78,100	1,137,018
Sumitomo Corp.		84,100	1,137,785
			6,649,805
Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.		14,720	1,115,923
Information Technology 10.2%
Communications Equipment 0.7%
Cisco Systems, Inc.		39,500	1,242,275
Harris Corp.		10,857	1,242,801
Juniper Networks, Inc.		39,500	1,104,025
Motorola Solutions, Inc.		14,200	1,287,656
Nokia Oyj		154,200	982,076
			5,858,833
Electronic Equipment, Instruments & Components 0.7%
Avnet, Inc.		31,200	1,197,456
Corning, Inc.		40,509	1,180,432
FLIR Systems, Inc.		31,129	1,161,734
Kyocera Corp.		20,200	1,229,828
TE Connectivity Ltd.		14,994	1,205,368
			5,974,818
Internet Software & Services 1.9%
Alibaba Group Holding Ltd. (ADR)*		11,700	1,812,915
Alphabet, Inc. "A"*		800	756,400
Alphabet, Inc. "C"*		2,000	1,861,000
Baidu, Inc. (ADR)*		6,500	1,471,275
eBay, Inc.*		41,500	1,482,795
Facebook, Inc. "A"*		11,700	1,980,225
NetEase, Inc. (ADR)		4,069	1,266,599
Tencent Holdings Ltd. (ADR) (a)		58,100	2,321,676
VeriSign, Inc.* (a)		13,183	1,333,724
Yahoo Japan Corp.		275,600	1,249,943
			15,536,552
IT Services 2.1%
Accenture PLC "A"		10,001	1,288,329
Automatic Data Processing, Inc.		12,800	1,522,048
Broadridge Financial Solutions, Inc.		16,812	1,275,358
DXC Technology Co.		14,708	1,152,813
Fidelity National Information Services, Inc.		13,636	1,243,876
Fiserv, Inc.*		9,878	1,269,323
Infosys Ltd. (ADR)		127,801	2,019,256
International Business Machines Corp.		11,000	1,591,370
Mastercard, Inc. "A"		9,980	1,275,444
Paychex, Inc.		20,100	1,162,785
PayPal Holdings, Inc.*		23,049	1,349,519
Visa, Inc. "A"		14,700	1,463,532
Western Union Co.		59,800	1,181,050
			17,794,703
Semiconductors & Semiconductor Equipment 2.0%
Analog Devices, Inc.		15,400	1,216,754
Applied Materials, Inc.		27,900	1,236,249
Broadcom Ltd.		5,100	1,257,966
Intel Corp.		49,471	1,754,736
KLA-Tencor Corp.		11,500	1,065,245
Lam Research Corp.		7,900	1,259,734
Maxim Integrated Products, Inc.		25,990	1,180,986
Microchip Technology, Inc.		15,731	1,259,109
NVIDIA Corp.		9,000	1,462,590
QUALCOMM, Inc.		21,511	1,144,170
Texas Instruments, Inc.		14,290	1,162,920
Tokyo Electron Ltd.		8,300	1,172,593
Xilinx, Inc.		18,400	1,163,984
			16,337,036
Software 1.6%
Activision Blizzard, Inc.		21,400	1,322,092
Adobe Systems, Inc.*		8,680	1,271,533
CA, Inc.		36,300	1,126,752
Dell Technologies, Inc. "V"*		17,515	1,125,689
Intuit, Inc.		9,600	1,317,216
Microsoft Corp.		25,100	1,824,770
Oracle Corp.		31,813	1,588,423
salesforce.com, Inc.*		15,700	1,425,560
SAP SE		11,426	1,213,021
VMware, Inc. "A"* (a)		12,524	1,161,100
			13,376,156
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.		11,900	1,769,887
Canon, Inc.		33,300	1,158,983
FUJIFILM Holdings Corp.		30,500	1,121,289
Hewlett Packard Enterprise Co.		59,659	1,044,629
HP, Inc.		58,414	1,115,708
Samsung Electronics Co., Ltd. (GDR)		1,400	1,509,200
Seagate Technology PLC		25,897	853,565
Xerox Corp.		39,600	1,214,532
			9,787,793
Materials 1.5%
Chemicals 1.0%
Air Products & Chemicals, Inc.		8,384	1,191,786
BASF SE		11,900	1,135,289
Dow Chemical Co.		18,900	1,214,136
E.I. du Pont de Nemours & Co.		14,600	1,200,266
GEO Specialty Chemicals, Inc.*		57,540	21,416
Givaudan SA (Registered)		600	1,194,478
LyondellBasell Industries NV "A"		14,600	1,315,314
Praxair, Inc.		9,000	1,171,440
			8,444,125
Containers & Packaging 0.2%
International Paper Co.		22,200	1,220,556
Metals & Mining 0.2%
POSCO (ADR)		18,944	1,423,073
Paper & Forest Products 0.1%
UPM-Kymmene Oyj		42,175	1,148,815
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITs) 1.0%
AvalonBay Communities, Inc.		6,000	1,154,100
Crown Castle International Corp.		12,073	1,214,302
Prologis, Inc.		21,500	1,307,415
Public Storage		5,609	1,153,042
Realty Income Corp.		19,995	1,140,915
Ventas, Inc.		18,300	1,232,505
Welltower, Inc.		13,100	961,409
			8,163,688
Real Estate Management & Development 0.1%
IMMOFINANZ AG*		1,574	3,831
Swiss Prime Site AG (Registered)*		13,461	1,214,615
			1,218,446
Telecommunication Services 4.6%
Diversified Telecommunication Services 3.3%
AT&T, Inc.		53,500	2,086,500
BCE, Inc.		27,249	1,279,015
Bezeq Israeli Telecommunication Corp., Ltd.		893,900	1,326,574
BT Group PLC		284,900	1,178,438
Deutsche Telekom AG (Registered)		61,843	1,130,725
Elisa Oyj		32,480	1,336,901
HKT Trust & HKT Ltd. "SS", (Units)		947,000	1,241,522
Nippon Telegraph & Telephone Corp.		26,700	1,305,393
Orange SA		71,200	1,198,555
Proximus SA		35,988	1,265,084
Singapore Telecommunications Ltd.		444,700	1,302,778
Spark New Zealand Ltd.		451,421	1,271,314
Swisscom AG (Registered)		2,900	1,417,684
Telefonica Deutschland Holding AG		279,900	1,446,987
Telefonica SA (a)		101,000	1,143,030
Telenor ASA		70,023	1,400,843
Telia Co. AB		272,192	1,279,408
Telstra Corp., Ltd.		371,000	1,216,880
TELUS Corp.		34,503	1,246,176
Verizon Communications, Inc.		41,019	1,985,320
			27,059,127
Wireless Telecommunication Services 1.3%
America Movil SAB de CV "L", (ADR)		75,425	1,333,514
China Mobile Ltd. (ADR)		33,967	1,814,857
KDDI Corp.		44,200	1,170,702
NTT DoCoMo, Inc.		47,800	1,111,265
Rogers Communications, Inc. "B"		24,760	1,287,500
T-Mobile U.S., Inc.*		17,840	1,100,014
Tele2 AB "B"		106,604	1,268,875
Vodafone Group PLC		528,700	1,548,599
			10,635,326
Utilities 3.9%
Electric Utilities 2.1%
American Electric Power Co., Inc.		17,571	1,239,458
Duke Energy Corp.		13,346	1,136,012
Edison International		14,752	1,160,687
Endesa SA		47,150	1,116,882
Entergy Corp.		14,804	1,135,763
Eversource Energy		19,928	1,211,423
Exelon Corp.		33,648	1,290,064
FirstEnergy Corp.		38,590	1,231,407
Korea Electric Power Corp. (ADR)		65,800	1,320,606
NextEra Energy, Inc.		8,800	1,285,592
PG&E Corp.		16,851	1,140,644
PPL Corp.		30,824	1,181,484
Southern Co.		23,600	1,131,148
SSE PLC		60,689	1,104,208
Xcel Energy, Inc.		26,206	1,239,806
			17,925,184
Multi-Utilities 1.8%
Ameren Corp.		20,560	1,153,416
CenterPoint Energy, Inc.		40,687	1,146,966
Consolidated Edison, Inc.		15,000	1,242,900
Dominion Energy, Inc.		54,800	4,229,464
DTE Energy Co.		11,272	1,206,780
National Grid PLC		81,300	1,004,880
Public Service Enterprise Group, Inc.		26,406	1,187,478
SCANA Corp.		18,200	1,171,534
Sempra Energy		9,993	1,129,309
WEC Energy Group, Inc.		19,408	1,222,122
			14,694,849
Total Common Stocks (Cost $457,286,152)			484,157,703
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $90,209)		506	5,450
		Principal Amount ($) (b)	Value ($)
Corporate Bonds 15.1%
Consumer Discretionary 2.3%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		1,750,000	1,774,937
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,800,000	1,995,840
American Axle & Manufacturing, Inc., 144A, 6.25%, 4/1/2025 (a)		1,750,000	1,743,437
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		105,000	107,363
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		215,000	221,450
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		2,035,000	2,188,887
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021		1,390,000	1,420,830
Churchill Downs, Inc., 5.375%, 12/15/2021		121,000	125,840
Clear Channel Worldwide Holdings, Inc., Series B, 6.5%, 11/15/2022		595,000	616,569
CSC Holdings LLC:
5.25%, 6/1/2024		185,000	192,122
144A, 5.5%, 4/15/2027		1,800,000	1,917,000
144A, 10.125%, 1/15/2023		1,000,000	1,163,750
CVS Health Corp., 5.125%, 7/20/2045		230,000	263,941
Dana, Inc., 5.5%, 12/15/2024		170,000	176,162
DISH DBS Corp.:
4.25%, 4/1/2018		290,000	293,262
5.0%, 3/15/2023		845,000	876,426
7.875%, 9/1/2019		1,120,000	1,235,920
General Motors Co., 6.6%, 4/1/2036		110,000	129,290
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		50,000	50,250
Mediacom Broadband LLC, 6.375%, 4/1/2023		145,000	151,888
MGM Resorts International, 6.625%, 12/15/2021		1,095,000	1,231,875
Nordstrom, Inc.:
4.0%, 3/15/2027		285,000	282,752
5.0%, 1/15/2044		445,000	437,235
Penske Automotive Group, Inc., 5.5%, 5/15/2026		165,000	165,412
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		265,000	270,300
144A, 8.5%, 10/15/2022		195,000	204,750
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		200,000	213,635
			19,451,123
Consumer Staples 0.2%
Cott Beverages, Inc., 5.375%, 7/1/2022		575,000	596,562
Kraft Heinz Foods Co., 4.375%, 6/1/2046		920,000	893,920
Molson Coors Brewing Co., 4.2%, 7/15/2046		160,000	158,088
			1,648,570
Energy 3.9%
Antero Resources Corp., 5.125%, 12/1/2022		440,000	446,600
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	66,463
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		360,000	363,772
4.95%, 6/1/2047		285,000	297,220
Continental Resources, Inc., 5.0%, 9/15/2022		500,000	495,310
Ecopetrol SA, 5.875%, 9/18/2023		1,500,000	1,651,920
Empresa Nacional del Petroleo, 144A, 3.75%, 8/5/2026 (a)		1,600,000	1,592,000
Enbridge, Inc., 5.5%, 12/1/2046		245,000	282,087
Energy Transfer LP, 5.95%, 10/1/2043		110,000	115,621
EnLink Midstream Partners LP, 5.45%, 6/1/2047		435,000	439,883
Halliburton Co., 4.85%, 11/15/2035		185,000	199,326
Hess Corp.:
5.6%, 2/15/2041		600,000	601,151
5.8%, 4/1/2047		300,000	304,961
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025 (a)		870,000	848,250
KazMunayGas National Co. JSC, 144A, 3.875%, 4/19/2022		7,500,000	7,462,500
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		535,000	504,578
Korea National Oil Corp., 144A, 2.125%, 4/14/2021		320,000	314,544
Laredo Petroleum, Inc., 6.25%, 3/15/2023		210,000	216,563
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		2,350,000	2,637,875
Marathon Oil Corp., 5.2%, 6/1/2045		375,000	372,721
MEG Energy Corp., 144A, 6.5%, 1/15/2025 (a)		500,000	483,750
Noble Holding International Ltd., 5.75%, 3/16/2018		60,000	60,300
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (a)		580,000	574,200
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	2,720,000	3,365,691
Plains All American Pipeline LP:
2.85%, 1/31/2023		230,000	223,909
4.3%, 1/31/2043		380,000	327,072
4.5%, 12/15/2026		685,000	701,323
Range Resources Corp.:
4.875%, 5/15/2025		140,000	135,800
144A, 5.875%, 7/1/2022		175,000	178,719
Regency Energy Partners LP, 4.5%, 11/1/2023		150,000	157,416
Rice Energy, Inc., 7.25%, 5/1/2023		50,000	53,688
State Oil Co. of The Azerbaijan Republic, REG S, 4.75%, 3/13/2023		3,000,000	2,958,780
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		180,000	175,901
Transcanada Trust, 5.3%, 3/15/2077		1,280,000	1,324,800
Weatherford International Ltd., 144A, 9.875%, 2/15/2024 (a)		500,000	536,250
Whiting Petroleum Corp., 6.25%, 4/1/2023 (a)		985,000	928,362
WPX Energy, Inc.:
6.0%, 1/15/2022		500,000	513,750
8.25%, 8/1/2023		210,000	231,000
			32,144,056
Financials 2.7%
AerCap Ireland Capital DAC, 3.75%, 5/15/2019		70,000	71,925
Akbank TAS, 144A, 5.0%, 10/24/2022		3,000,000	3,029,424
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		160,000	161,200
Ares Capital Corp., 3.625%, 1/19/2022		230,000	233,863
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		110,000	121,233
BNP Paribas SA, 144A, 4.625%, 3/13/2027		1,410,000	1,495,756
Credit Agricole SA, 144A, 4.125%, 1/10/2027		655,000	683,343
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		500,000	523,417
Credit Suisse Group Funding Guernsey Ltd., 3.8%, 6/9/2023		255,000	265,738
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		220,000	228,929
FS Investment Corp., 4.75%, 5/15/2022		310,000	323,075
HSBC Holdings PLC, 4.375%, 11/23/2026		640,000	672,367
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		150,000	161,314
Legg Mason, Inc., 5.625%, 1/15/2044		210,000	225,199
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		105,000	111,038
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		55,000	56,061
Morgan Stanley, 6.25%, 8/9/2026		3,000,000	3,617,634
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	508,750
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		190,000	215,630
Royal Bank of Scotland Group PLC:
3.498%, 5/15/2023		760,000	768,948
3.875%, 9/12/2023		255,000	261,480
Santander Holdings U.S.A., Inc., 144A, 3.7%, 3/28/2022		950,000	964,711
Standard Chartered PLC, 144A, 4.05%, 4/12/2026		325,000	332,550
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		140,000	142,657
TC Ziraat Bankasi AS, 144A, 5.125%, 5/3/2022		1,600,000	1,619,680
The Goldman Sachs Group, Inc., 3.064% **, 10/28/2027 (a)		3,250,000	3,386,539
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022 (a)		1,775,000	1,813,301
Voya Financial, Inc., 4.8%, 6/15/2046		165,000	172,875
			22,168,637
Health Care 0.2%
Allergan Funding SCS, 4.75%, 3/15/2045		32,000	34,867
Celgene Corp., 5.0%, 8/15/2045		120,000	136,447
Endo Dac:
144A, 6.0%, 7/15/2023		230,000	199,381
144A, 6.0%, 2/1/2025		160,000	135,400
Express Scripts Holding Co.:
3.4%, 3/1/2027		310,000	304,747
4.8%, 7/15/2046		235,000	245,242
Gilead Sciences, Inc., 4.15%, 3/1/2047		165,000	166,362
LifePoint Health, Inc., 5.375%, 5/1/2024		45,000	46,917
Mylan NV, 5.25%, 6/15/2046		225,000	246,034
Stryker Corp., 4.625%, 3/15/2046		90,000	99,475
Tenet Healthcare Corp., 6.75%, 6/15/2023 (a)		420,000	414,750
			2,029,622
Industrials 0.4%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		1,480,000	1,502,200
FedEx Corp., 4.55%, 4/1/2046		115,000	121,942
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		175,000	182,875
Masonite International Corp., 144A, 5.625%, 3/15/2023		145,000	152,250
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		850,000	864,875
Ply Gem Industries, Inc., 6.5%, 2/1/2022		179,000	185,713
United Rentals North America, Inc., 7.625%, 4/15/2022		384,000	401,280
			3,411,135
Information Technology 0.4%
Cardtronics, Inc., 5.125%, 8/1/2022		135,000	137,700
Dell International LLC:
144A, 4.42%, 6/15/2021		465,000	490,752
144A, 8.1%, 7/15/2036		130,000	163,918
DXC Technology Co., 144A, 4.75%, 4/15/2027		1,400,000	1,475,072
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022		400,000	399,163
5.75%, 12/1/2034		230,000	212,672
Xilinx, Inc., 2.95%, 6/1/2024		460,000	464,593
			3,343,870
Materials 1.7%
AK Steel Corp., 7.0%, 3/15/2027 (a)		2,500,000	2,615,625
Cascades, Inc., 144A, 5.5%, 7/15/2022		145,000	150,075
CF Industries, Inc.:
144A, 3.4%, 12/1/2021		790,000	804,358
144A, 4.5%, 12/1/2026		95,000	98,713
Chemours Co., 6.625%, 5/15/2023		1,750,000	1,879,255
Constellium NV:
144A, 6.625%, 3/1/2025 (a)		1,000,000	1,000,000
144A, 7.875%, 4/1/2021		250,000	266,875
Evraz Group SA, 144A, 5.375%, 3/20/2023		1,600,000	1,608,800
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		80,000	84,800
Hexion, Inc., 6.625%, 4/15/2020		315,000	295,706
Potash Corp. of Saskatchewan, Inc., 4.0%, 12/15/2026		360,000	375,871
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		3,880,000	3,967,300
Teck Resources Ltd., 144A, 8.5%, 6/1/2024		50,000	58,000
Tronox Finance LLC:
6.375%, 8/15/2020		45,000	45,225
144A, 7.5%, 3/15/2022 (a)		245,000	256,637
United States Steel Corp., 144A, 8.375%, 7/1/2021		75,000	82,969
WR Grace & Co-Conn, 144A, 5.625%, 10/1/2024		60,000	64,650
			13,654,859
Real Estate 0.5%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023 (a)		305,000	300,804
(REIT), 5.95%, 12/15/2026 (a)		520,000	521,577
Government Properties Income Trust, (REIT), 4.0%, 7/15/2022		745,000	745,042
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		900,000	968,279
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		450,000	461,189
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028		490,000	492,588
(REIT), 4.95%, 4/1/2024		260,000	272,290
Select Income REIT:
(REIT), 4.15%, 2/1/2022		260,000	263,197
(REIT), 4.25%, 5/15/2024		210,000	209,017
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		40,000	41,763
(REIT), 4.875%, 6/1/2026		35,000	37,398
			4,313,144
Telecommunication Services 1.2%
AT&T, Inc.:
3.4%, 5/15/2025		650,000	640,320
3.9%, 8/14/2027 (c)		490,000	489,485
4.5%, 5/15/2035		450,000	438,239
5.15%, 2/14/2050 (c)		560,000	557,156
CenturyLink, Inc.:
Series T, 5.8%, 3/15/2022		395,000	410,306
Series Y, 7.5%, 4/1/2024		370,000	401,912
Frontier Communications Corp.:
6.875%, 1/15/2025 (a)		415,000	329,020
7.125%, 1/15/2023		940,000	768,450
8.5%, 4/15/2020 (a)		648,000	659,340
Level 3 Financing, Inc.:
5.375%, 5/1/2025		210,000	223,125
6.125%, 1/15/2021		525,000	539,437
Sprint Corp., 7.125%, 6/15/2024		1,485,000	1,627,931
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		1,320,000	1,338,084
Telefonica Emisiones SAU, 5.213%, 3/8/2047		650,000	720,572
Verizon Communications, Inc., 4.272%, 1/15/2036		350,000	335,823
Zayo Group LLC, 6.375%, 5/15/2025		265,000	287,194
			9,766,394
Utilities 1.6%
Calpine Corp.:
5.375%, 1/15/2023 (a)		340,000	328,950
5.75%, 1/15/2025		110,000	102,713
Dynegy, Inc., 7.625%, 11/1/2024 (a)		485,000	478,331
Electricite de France SA, 144A, 4.75%, 10/13/2035		390,000	421,696
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		3,500,000	3,549,105
Israel Electric Corp., Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024		3,000,000	3,225,000
Majapahit Holding BV, 144A, 7.75%, 1/20/2020		2,750,000	3,083,575
NGL Energy Partners LP, 5.125%, 7/15/2019		175,000	173,469
NRG Energy, Inc.:
6.25%, 7/15/2022		1,000,000	1,048,750
6.25%, 5/1/2024 (a)		870,000	902,625
Southern Power Co., Series F, 4.95%, 12/15/2046		123,000	128,771
			13,442,985
Total Corporate Bonds (Cost $122,703,833)			125,374,395
Asset-Backed 0.9%
Miscellaneous
Dell Equipment Finance Trust:
"C", Series 2017-1, 144A, 2.95%, 4/22/2022		470,000	470,908
"D", Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	981,709
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		1,590,000	1,604,215
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3.028% **, 7/18/2030		1,130,000	1,129,978
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		748,756	740,346
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		490,188	493,295
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 2.716% **, 7/20/2030		2,000,000	1,979,960
Total Asset-Backed (Cost $7,388,267)			7,400,411
Mortgage-Backed Securities Pass-Throughs 0.4%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		33,763	37,945
Federal National Mortgage Association, 4.0%, 12/1/2042		2,707,277	2,860,361
Government National Mortgage Association, 6.5%, 8/20/2034		55,910	65,186
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,958,949)			2,963,492
Commercial Mortgage-Backed Securities 1.0%
Credit Suisse First Boston Mortgage Securities Corp., "G", Series 2005-C6, 144A, 5.23% **, 12/15/2040		1,574,444	1,586,046
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		1,450,000	1,521,238
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.547% ***, 12/25/2024		7,446,735	256,267
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		2,500,427	2,452,546
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		2,185,000	2,225,192
"A3", Series 2014-C19, 3.669%, 4/15/2047		200,000	208,103
Total Commercial Mortgage-Backed Securities (Cost $8,202,389)			8,249,392
Collateralized Mortgage Obligations 2.4%
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 3.366% **, 9/25/2028		1,230,554	1,247,908
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		1,224,585	99,356
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		499,068	25,897
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		2,075,246	198,090
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		2,583,577	224,320
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		792,770	67,274
"H", Series 4865, 4.0%, 8/15/2044		3,423,746	3,636,029
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		314,326	44,979
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		5,485,443	1,056,084
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		1,740,241	190,033
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		1,889,722	156,218
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	781,184
"ZL" , Series 2017-55, 3.0%, 10/25/2046		1,503,750	1,408,851
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,366,900	265,959
"JZ", Series 2012-4, 4.0%, 9/25/2041		3,169,389	3,527,311
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		363,304	63,682
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,375,666	180,992
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		751,937	75,239
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		236,928	26,177
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		1,696,287	261,462
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		142,030	25,326
"ND", Series 2010-130, 4.5%, 8/16/2039		3,400,000	3,584,531
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		136,020	352
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		194,374	32,729
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		928,088	169,255
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		256,496	24,975
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		898,581	152,176
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		700,710	121,051
"SC", Series 2002-33, Interest Only, 6.174% ***, 5/16/2032		634,461	106,240
RESIMAC, "A2", Series 2017-2, 2.814%, 1/15/2049 (c)		2,940,000	2,352,000
Total Collateralized Mortgage Obligations (Cost $18,640,403)			20,105,680
Government & Agency Obligations 7.7%
Other Government Related (d) 1.2%
Petroleos Mexicanos, 4.875%, 1/24/2022		1,600,000	1,669,760
Sberbank of Russia:
144A, 5.125%, 10/29/2022		3,000,000	3,099,396
Series 7, REG S, 5.717%, 6/16/2021		900,000	968,022
Vnesheconombank, 144A, 6.025%, 7/5/2022		4,000,000	4,269,544
			10,006,722
Sovereign Bonds 5.3%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		3,000,000	3,063,420
Export-Import Bank of India, 144A, 3.375%, 8/5/2026		4,000,000	3,914,168
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	94,020,000,000	7,631,539
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	410,000
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	38,389,408	2,046,537
Republic of Angola, 144A, 9.5%, 11/12/2025		1,450,000	1,543,743
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		7,000,000	4,546,500
Republic of Azerbaijan, 144A, 4.75%, 3/18/2024		3,500,000	3,563,070
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	90,600,000	394,367
Republic of Namibia, 144A, 5.25%, 10/29/2025		2,250,000	2,320,762
Republic of Portugal, 144A, 5.125%, 10/15/2024		1,700,000	1,741,310
Republic of Senegal:
144A, 6.25%, 7/30/2024		3,500,000	3,727,500
144A, 8.75%, 5/13/2021		2,000,000	2,292,900
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		525,000	548,511
State of Qatar, 144A, 2.375%, 6/2/2021		3,500,000	3,453,800
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	55,104,200	2,874,611
			44,072,738
U.S. Treasury Obligations 1.2%
U.S. Treasury Notes:
0.75%, 10/31/2017 (e)		8,500,000	8,492,605
0.75%, 4/30/2018		1,000,000	996,484
2.375%, 5/15/2027		700,000	705,004
			10,194,093
Total Government & Agency Obligations (Cost $63,185,005)			64,273,553
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 7.5%, 10/30/2018 (PIK) (Cost $714,588)		710,743	689,065
Loan Participations and Assignments 1.3%
Senior Loans **
Altice U.S. Finance I Corp., Term Loan, 3.483%, 7/28/2025		3,581	3,578
Atlantic Broadband Finance LLC, Term Loan B, 3.734%, 11/30/2019		3,593	3,606
Berry Plastics Group, Inc., Term Loan K, 3.474%, 2/8/2020		1,613	1,622
DaVita HealthCare Partners, Inc., Term Loan B, 3.984%, 6/24/2021		2,313,143	2,339,524
Delos Finance Sarl, Term Loan A, 3.546%, 10/6/2023		1,500,000	1,506,458
FCA U.S. LLC, Term Loan B, 3.23%, 12/31/2018		582,217	586,220
Hilton Worldwide Finance LLC, Term Loan B2, 3.232%, 10/25/2023		1,758,755	1,769,070
NRG Energy, Inc., Term Loan B, 3.546%, 6/30/2023		1,099,831	1,104,643
Outfront Media Capital LLC, Term Loan B, 3.478%, 3/18/2024		1,237,500	1,247,245
Ply Gem Industries, Inc., Term Loan, 4.296%, 2/1/2021		599,883	604,568
SBA Senior Financial II LLC, Term Loan B1, 3.49%, 3/24/2021		718,291	723,456
TransDigm, Inc., Term Loan F, 4.234%, 6/9/2023		1,297,137	1,305,381
Total Loan Participations and Assignments (Cost $11,125,495)			11,195,371
Municipal Bonds and Notes 0.1%
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033(Cost $714,054)		620,000	724,941
Short-Term U.S. Treasury Obligation 2.2%
U.S. Treasury Bill, 0.59% ****, 8/10/2017 (f) (Cost $18,291,011)		18,295,000	18,290,682
		Shares	Value ($)
Exchange-Traded Funds 8.4%
iShares iBoxx $ High Yield Corporate Bond ETF (a)		287,000	25,517,170
SPDR Bloomberg Barclays High Yield Bond ETF (a)		625,000	23,375,000
VanEck Vectors JPMorgan EM Local Currency Bond ETF (a)		1,068,133	20,540,198
Total Exchange-Traded Funds (Cost $68,271,522)			69,432,368
Securities Lending Collateral 11.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (g) (h) (Cost $91,053,698)		91,053,698	91,053,698
Cash Equivalents 2.3%
Deutsche Central Cash Management Government Fund, 1.07% (g) (Cost $19,114,846)		19,114,846	19,114,846
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $889,740,421) †		111.3	923,031,047
Other Assets and Liabilities, Net		(11.3)	(93,960,212)
Net Assets		100.0	829,070,835

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2017.
***	These securities are shown at their current rate as of July 31, 2017.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $891,009,423. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $32,021,624. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,977,393 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,955,769.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $88,561,648, which is 10.7% of net assets.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At July 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
EM: Emerging Markets
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
PJSC: Public Joint Stock Company
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SPDR: Standard & Poor's Depositary Receipt

At July 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

10 Year U.S. Treasury Note	USD	9/20/2017	75	9,441,797	(1,326)
E-Mini MSCI EAFE Index	USD	9/15/2017	231	22,394,295	244,470
Euro Stoxx Mid Index	EUR	9/15/2017	807	20,477,433	(474,688)
Mini MSCI Emerging Market Index	USD	9/15/2017	500	26,612,500	1,173,770
U.S. Treasury Long Bond	USD	9/20/2017	40	6,118,750	3,353
Ultra 10 Year U.S. Treasury Note	USD	9/20/2017	95	12,829,453	(70,782)
Ultra Long U.S. Treasury Bond	USD	9/20/2017	45	7,402,500	46,309
Total net unrealized appreciation					921,106

At July 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
2 Year U.S. Treasury Note	USD	9/29/2017	270	58,412,813	(70,842)
3 Month Euro Euribor Interest Rate	EUR	6/18/2018	12	3,560,457	(1,981)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	6/18/2018	13	3,382,595	(368)
3 Month Euroyen	JPY	6/18/2018	15	3,399,134	805
90 Day Eurodollar	USD	6/18/2018	14	3,444,350	(3,537)
90 Day Sterling Interest Rate	GBP	6/20/2018	21	3,445,070	(3,841)
ASX 90 Day Bank Accepted Bills	AUD	6/7/2018	18	14,333,555	(2,500)
CBOE Volatility Index	USD	9/20/2017	1,951	24,338,725	1,352,194
CBOE Volatility Index	USD	10/18/2017	1,100	14,492,500	335,702
CBOE Volatility Index	USD	11/15/2017	279	3,815,325	28,277
S&P 500 E-Mini Index	USD	9/15/2017	181	22,335,400	(323,457)
Total net unrealized appreciation					1,310,452

At July 31, 2017, open credit default swap contracts sold were as follows:
Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Reference Obligation	Value ($)	Unrealized Appreciation ($)
6/20/2022	12,380,000	5.0%	Markit CDX North America High Yield Index,	995,416	149,806

(i)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At July 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

9/20/2017 9/20/2018	7,900,000	Fixed — 1.5%	Floating — 3-Month LIBOR	(132)	(5,346)
9/20/2017 9/20/2027	34,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	(656,322)	(317,444)
9/20/2017 9/20/2047	11,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	213,117	(75,677)
9/20/2017 9/20/2022	9,300,000	Floating — 3-Month LIBOR	Fixed — 2.0%	30,830	62,733
9/20/2017 9/20/2037	5,700,000	Floating — 3-Month LIBOR	Fixed — 2.5%	(38,678)	48,508
Total net unrealized depreciation				(287,226)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at July 31, 2017 is 1.31%.

As of July 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	17,461,399	JPY	1,950,000,000	8/9/2017	231,646	Citigroup, Inc.
USD	39,840,775	EUR	36,300,000	8/10/2017	3,149,004	Bank of America
USD	40,531,673	EUR	36,300,000	8/10/2017	2,458,106	Citigroup, Inc.
USD	19,591,267	JPY	2,177,760,300	8/21/2017	178,349	JPMorgan Chase Securities, Inc.
USD	16,732,870	AUD	22,000,000	8/21/2017	863,047	Australia & New Zealand Banking Group Ltd.
USD	40,747,712	EUR	36,000,000	8/23/2017	1,915,361	BNP Paribas
USD	29,198,270	GBP	23,000,000	9/6/2017	1,182,823	Goldman Sachs & Co.
USD	7,891,147	MXN	145,680,000	9/12/2017	238,393	Citigroup, Inc.
USD	14,781,033	GBP	11,600,000	9/21/2017	549,722	Toronto-Dominion Bank
USD	16,733,601	AUD	21,500,000	10/10/2017	451,528	Australia & New Zealand Banking Group Ltd.
USD	16,650,170	GBP	12,700,000	10/13/2017	146,652	Barclays Bank PLC
USD	14,645,894	EUR	12,700,000	10/16/2017	448,904	Credit Agricole
MXN	200,000,000	USD	11,273,889	10/23/2017	184,122	HSBC Bank USA
USD	22,618,285	EUR	19,200,000	10/24/2017	211,712	State Street Bank & Trust Co.
USD	12,440,498	CAD	15,550,000	10/27/2017	45,534	Canadian Imperial Bank of Commerce
MXN	220,400,000	USD	12,214,429	10/27/2017	1,006	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					12,255,909
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
JPY	1,950,000,000	USD	17,361,729	8/9/2017	(331,315)	Toronto-Dominion Bank
EUR	72,600,000	USD	79,633,125	8/10/2017	(6,346,433)	Toronto-Dominion Bank
JPY	1,844,700,000	USD	16,638,105	8/21/2017	(108,004)	Credit Agricole
AUD	22,000,000	USD	16,250,388	8/21/2017	(1,345,529)	JPMorgan Chase Securities, Inc.
EUR	18,000,000	USD	20,210,090	8/23/2017	(1,121,447)	BNP Paribas
EUR	18,000,000	USD	20,272,734	8/23/2017	(1,058,803)	Citigroup, Inc.
GBP	23,000,000	USD	29,712,433	9/6/2017	(668,660)	Citigroup, Inc.
GBP	11,600,000	USD	14,846,574	9/21/2017	(484,181)	Citigroup, Inc.
AUD	21,500,000	USD	16,302,483	10/10/2017	(882,646)	Australia & New Zealand Banking Group Ltd.
GBP	12,700,000	USD	16,365,817	10/13/2017	(431,005)	Canadian Imperial Bank of Commerce
EUR	12,700,000	USD	14,636,471	10/16/2017	(458,327)	Canadian Imperial Bank of Commerce
EUR	19,200,000	USD	22,442,964	10/24/2017	(387,032)	State Street Bank & Trust Co.
EUR	2,720,000	USD	3,185,844	10/27/2017	(48,912)	Credit Agricole
Total unrealized depreciation					(13,672,294)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$41,074,589	$18,615,691	$—	$59,690,280
Consumer Staples	22,137,896	6,769,721	—	28,907,617
Energy	17,790,819	12,044,063	—	29,834,882
Financials	46,362,681	38,889,971	—	85,252,652
Health Care	39,549,122	11,755,007	—	51,304,129
Industrials	34,770,320	17,798,743	—	52,569,063
Information Technology	76,538,158	8,127,733	—	84,665,891
Materials	8,736,571	3,478,582	21,416	12,236,569
Real Estate	8,163,688	1,218,446	—	9,382,134
Telecommunication Services	17,579,722	20,114,731	—	37,694,453
Utilities	30,398,943	2,221,090	—	32,620,033
Warrant	—	—	5,450	5,450
Fixed Income Investments (j)
Corporate Bonds	—	125,374,395	—	125,374,395
Asset-Backed	—	7,400,411	—	7,400,411
Mortgage-Backed Securities Pass-Throughs	—	2,963,492	—	2,963,492
Commercial Mortgage-Backed Securities	—	8,249,392	—	8,249,392
Collateralized Mortgage Obligations	—	20,105,680	—	20,105,680
Government & Agency Obligations	—	64,273,553	—	64,273,553
Convertible Bond	—	—	689,065	689,065
Loan Participations and Assignments	—	11,195,371	—	11,195,371
Municipal Bonds and Notes	—	724,941	—	724,941
Short-Term U.S. Treasury Obligation	—	18,290,682	—	18,290,682
Fixed Income - Exchange-Traded Funds	69,432,368	—	—	69,432,368
Short-Term Investments (j)	110,168,544	—	—	110,168,544
Derivatives (k)
Futures Contracts	$3,184,880	$—	$—	$3,184,880
Credit Default Swap Contracts	—	149,806	—	149,806
Interest Rate Swap Contracts	—	111,241	—	111,241
Forward Foreign Currency Exchange Contracts	—	12,255,909	—	12,255,909
Total	$525,888,301	$412,128,651	$715,931	$938,732,883
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(953,322)	$—	$—	$(953,322)
Interest Rate Swap Contracts	—	(398,467)	—	(398,467)
Forward Foreign Currency Exchange Contracts	—	(13,672,294)	—	(13,672,294)
Total	$(953,322)	$(14,070,761)	$—	$(15,024,083)

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 149,806	$ —
Equity Contracts	$ 2,336,268	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (1,416,385)
Interest Rate Contracts	$ (104,710)	$ (287,226)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Income Builder Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017